American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
November 30, 2025

Avantis Inflation Focused Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.7%
ATI, Inc.(1)	215	21,672
Carpenter Technology Corp.	90	28,669
		50,341
Beverages — 5.8%
Boston Beer Co., Inc., Class A(1)	10	1,948
Brown-Forman Corp., Class A	45	1,283
Brown-Forman Corp., Class B	230	6,665
Celsius Holdings, Inc.(1)	150	6,141
Coca-Cola Co.	1,897	138,709
Coca-Cola Consolidated, Inc.	62	10,103
Constellation Brands, Inc., Class A	102	13,911
Keurig Dr. Pepper, Inc.	593	16,545
MGP Ingredients, Inc.	21	479
Molson Coors Beverage Co., Class B	240	11,162
Monster Beverage Corp.(1)	425	31,871
National Beverage Corp.(1)	35	1,192
PepsiCo, Inc.	932	138,626
Primo Brands Corp., Class A	235	3,687
Vita Coco Co., Inc.(1)	55	2,937
		385,259
Biotechnology — 11.1%
AbbVie, Inc.	762	173,507
ACADIA Pharmaceuticals, Inc.(1)	98	2,454
ADMA Biologics, Inc.(1)	92	1,765
Akero Therapeutics, Inc.(1)	90	4,892
Alkermes PLC(1)	141	4,171
Alnylam Pharmaceuticals, Inc.(1)	77	34,745
Amgen, Inc.	280	96,729
Arcellx, Inc.(1)	43	3,127
Avidity Biosciences, Inc.(1)	91	6,525
Biogen, Inc.(1)	97	17,663
BioMarin Pharmaceutical, Inc.(1)	125	6,991
Bridgebio Pharma, Inc.(1)	145	10,441
CRISPR Therapeutics AG(1)	67	3,582
Cytokinetics, Inc.(1)	95	6,472
Denali Therapeutics, Inc.(1)	10	195
Exact Sciences Corp.(1)	123	12,459
Exelixis, Inc.(1)	326	14,399
Gilead Sciences, Inc.	765	96,268
Halozyme Therapeutics, Inc.(1)	145	10,353
Incyte Corp.(1)	135	14,102
Insmed, Inc.(1)	95	19,738
Intellia Therapeutics, Inc.(1)	50	450
Ionis Pharmaceuticals, Inc.(1)	108	8,935
Krystal Biotech, Inc.(1)	5	1,090
Madrigal Pharmaceuticals, Inc.(1)	10	5,970
Merus NV(1)	55	5,288
Moderna, Inc.(1)	215	5,586
Natera, Inc.(1)	90	21,493

Neurocrine Biosciences, Inc.(1)	67	10,195
Regeneron Pharmaceuticals, Inc.	55	42,910
Revolution Medicines, Inc.(1)	122	9,487
Roivant Sciences Ltd.(1)	272	5,660
Sarepta Therapeutics, Inc.(1)	63	1,344
TG Therapeutics, Inc.(1)	78	2,594
United Therapeutics Corp.(1)	40	19,440
Vaxcyte, Inc.(1)	81	4,018
Vertex Pharmaceuticals, Inc.(1)	109	47,263
Viking Therapeutics, Inc.(1)(2)	40	1,472
		733,773
Chemicals — 2.4%
AdvanSix, Inc.	30	462
American Vanguard Corp.(1)	55	256
Cabot Corp.	85	5,318
CF Industries Holdings, Inc.	286	22,508
Chemours Co.	282	3,607
Core Molding Technologies, Inc.(1)	25	472
Corteva, Inc.	709	47,836
Dow, Inc.	720	17,172
FMC Corp.	187	2,672
Hawkins, Inc.	33	4,291
Huntsman Corp.	230	2,397
Intrepid Potash, Inc.(1)	15	380
Koppers Holdings, Inc.	42	1,246
Kronos Worldwide, Inc.	50	254
LSB Industries, Inc.(1)	63	563
LyondellBasell Industries NV, Class A	350	17,146
Mativ Holdings, Inc.	71	887
Mosaic Co.	636	15,576
Olin Corp.	197	4,157
Orion SA	121	615
PureCycle Technologies, Inc.(1)(2)	328	2,886
Scotts Miracle-Gro Co.	66	3,737
Tronox Holdings PLC, Class A	216	894
Westlake Corp.	40	2,672
		158,004
Energy Equipment and Services — 4.1%
Archrock, Inc.	306	7,509
Atlas Energy Solutions, Inc.	111	957
Baker Hughes Co.	1,115	55,973
Bristow Group, Inc.(1)	45	1,688
Cactus, Inc., Class A	117	5,022
Core Laboratories, Inc.	66	997
DMC Global, Inc.(1)	35	217
Expro Group Holdings NV(1)	157	2,190
Flowco Holdings, Inc., Class A	65	1,103
Halliburton Co.	805	21,107
Helix Energy Solutions Group, Inc.(1)	312	2,078
Helmerich & Payne, Inc.	160	4,464
Innovex International, Inc.(1)	65	1,431
Kodiak Gas Services, Inc.	110	3,872
Liberty Energy, Inc., Class A	295	5,245
Nabors Industries Ltd.(1)	15	748
National Energy Services Reunited Corp.(1)	288	4,015

Noble Corp. PLC	322	9,860
NOV, Inc.	560	8,601
Oceaneering International, Inc.(1)	305	7,442
Oil States International, Inc.(1)	57	359
Patterson-UTI Energy, Inc.	622	3,614
ProFrac Holding Corp., Class A(1)	45	159
ProPetro Holding Corp.(1)	196	1,876
RPC, Inc.	156	830
Seadrill Ltd.(1)	165	5,036
Select Water Solutions, Inc., Class A	153	1,545
SLB Ltd.	1,272	46,097
Solaris Energy Infrastructure, Inc., Class A	55	2,634
TechnipFMC PLC	865	39,150
TETRA Technologies, Inc.(1)	200	1,554
Tidewater, Inc.(1)	98	5,294
Transocean Ltd.(1)	1,195	5,270
Valaris Ltd.(1)	95	5,359
Weatherford International PLC	165	12,342
		275,638
Financial Services — 7.1%
Berkshire Hathaway, Inc., Class B(1)	910	467,567
Cannae Holdings, Inc.	97	1,562
		469,129
Food Products — 1.1%
Alico, Inc.(2)	20	696
Archer-Daniels-Midland Co.	580	35,229
Bunge Global SA	200	19,214
Darling Ingredients, Inc.(1)	186	6,810
Fresh Del Monte Produce, Inc.	75	2,711
Ingredion, Inc.	95	10,216
Limoneira Co.	26	361
		75,237
Health Care Providers and Services — 8.1%
AdaptHealth Corp.(1)	113	1,092
Alignment Healthcare, Inc.(1)	203	3,900
Cardinal Health, Inc.	305	64,739
Cencora, Inc.	175	64,563
Centene Corp.(1)	500	19,670
Clover Health Investments Corp.(1)(2)	688	1,713
Elevance Health, Inc.	171	57,842
HealthEquity, Inc.(1)	151	15,882
Henry Schein, Inc.(1)	175	13,050
Humana, Inc.	130	31,950
McKesson Corp.	115	101,329
Molina Healthcare, Inc.(1)	70	10,378
Owens & Minor, Inc.(1)	96	261
Progyny, Inc.(1)	157	4,140
UnitedHealth Group, Inc.	447	147,407
		537,916
Household Products — 6.0%
Central Garden & Pet Co.(1)	15	512
Central Garden & Pet Co., Class A(1)	86	2,661
Church & Dwight Co., Inc.	235	20,013
Clorox Co.	180	19,429
Colgate-Palmolive Co.	761	61,177

Energizer Holdings, Inc.	86	1,568
Kimberly-Clark Corp.	415	45,285
Oil-Dri Corp. of America	20	1,089
Procter & Gamble Co.	1,602	237,352
Reynolds Consumer Products, Inc.	75	1,873
Spectrum Brands Holdings, Inc.	45	2,671
WD-40 Co.	20	3,916
		397,546
Insurance — 11.2%
Aflac, Inc.	432	47,654
Allstate Corp.	175	37,271
American Financial Group, Inc.	57	7,850
American International Group, Inc.	382	29,093
AMERISAFE, Inc.	15	612
Arch Capital Group Ltd.(1)	380	35,690
Assurant, Inc.	40	9,126
Assured Guaranty Ltd.	50	4,527
Axis Capital Holdings Ltd.	90	9,202
Brighthouse Financial, Inc.(1)	85	5,572
Chubb Ltd.	167	49,462
Cincinnati Financial Corp.	132	22,122
CNA Financial Corp.	20	935
CNO Financial Group, Inc.	85	3,479
Donegal Group, Inc., Class A	35	705
Employers Holdings, Inc.	35	1,395
Erie Indemnity Co., Class A	20	5,910
Everest Group Ltd.	40	12,572
F&G Annuities & Life, Inc.	15	485
Fidelity National Financial, Inc.	180	10,697
First American Financial Corp.	75	4,932
Genworth Financial, Inc., Class A(1)	725	6,293
Globe Life, Inc.	80	10,778
Greenlight Capital Re Ltd., Class A(1)	65	859
Hanover Insurance Group, Inc.	25	4,639
Hartford Insurance Group, Inc.	330	45,220
Horace Mann Educators Corp.	40	1,831
James River Group Holdings, Inc.	35	206
Kemper Corp.	67	2,728
Kinsale Capital Group, Inc.	25	9,622
Lemonade, Inc.(1)(2)	30	2,344
Lincoln National Corp.	95	3,908
Loews Corp.	165	17,799
Markel Group, Inc.(1)	11	22,885
MBIA, Inc.(1)	42	317
Mercury General Corp.	20	1,862
MetLife, Inc.	397	30,394
Octave Specialty Group, Inc.(1)	42	378
Old Republic International Corp.	320	14,752
Oscar Health, Inc., Class A(1)	105	1,887
Palomar Holdings, Inc.(1)	30	3,726
Primerica, Inc.	50	12,866
Principal Financial Group, Inc.	170	14,419
ProAssurance Corp.(1)	50	1,204
Progressive Corp.	326	74,586
Prudential Financial, Inc.	245	26,521

Reinsurance Group of America, Inc.	77	14,620
RenaissanceRe Holdings Ltd.	40	10,447
RLI Corp.	67	4,131
Safety Insurance Group, Inc.	11	836
Selective Insurance Group, Inc.	41	3,221
SiriusPoint Ltd.(1)	110	2,288
Stewart Information Services Corp.	20	1,533
Tiptree, Inc.	50	939
Travelers Cos., Inc.	180	52,715
Trupanion, Inc.(1)	20	706
United Fire Group, Inc.	17	621
Universal Insurance Holdings, Inc.	50	1,656
Unum Group	156	11,851
W.R. Berkley Corp.	277	21,520
White Mountains Insurance Group Ltd.	1	2,024
		740,423
Metals and Mining — 6.4%
Alcoa Corp.	207	8,640
Alpha Metallurgical Resources, Inc.(1)	21	3,344
American Battery Technology Co.(1)(2)	265	991
Caledonia Mining Corp. PLC	81	2,496
Century Aluminum Co.(1)	106	3,177
Cleveland-Cliffs, Inc.(1)	842	10,980
Coeur Mining, Inc.(1)	1,003	17,322
Commercial Metals Co.	180	11,481
Compass Minerals International, Inc.(1)	61	1,158
Contango ORE, Inc.(1)	15	363
Dakota Gold Corp.(1)	180	841
Elevra Lithium Ltd., ADR(1)(2)	7	263
First Majestic Silver Corp.	210	3,198
Freeport-McMoRan, Inc.	1,797	77,235
Hecla Mining Co.	1,015	17,072
Idaho Strategic Resources, Inc.(1)(2)	22	873
Ivanhoe Electric, Inc.(1)	140	2,003
Kaiser Aluminum Corp.	38	3,650
Materion Corp.	59	7,209
McEwen, Inc.(1)	148	2,754
Metallus, Inc.(1)	71	1,201
MP Materials Corp.(1)(2)	257	15,921
Newmont Corp.	866	78,572
Nucor Corp.	315	50,239
Olympic Steel, Inc.	25	972
Ramaco Resources, Inc., Class A(1)(2)	60	941
Ramaco Resources, Inc., Class B	11	139
Reliance, Inc.	87	24,301
Royal Gold, Inc.	91	18,550
Ryerson Holding Corp.	52	1,192
Steel Dynamics, Inc.	226	37,930
SunCoke Energy, Inc.	211	1,376
TMC the metals Co., Inc.(1)	315	2,192
Tredegar Corp.(1)	55	429
U.S. Antimony Corp.(1)(2)	181	1,106
Warrior Met Coal, Inc.	100	7,829
Worthington Steel, Inc.	166	5,603
		423,543

Oil, Gas and Consumable Fuels — 21.4%
Antero Midstream Corp.	355	6,394
Antero Resources Corp.(1)	323	11,767
APA Corp.	378	9,439
Ardmore Shipping Corp.	55	673
Berry Corp.	70	237
California Resources Corp.	75	3,584
Calumet, Inc.(1)(2)	101	1,949
Centrus Energy Corp., Class A(1)(2)	15	3,889
Cheniere Energy, Inc.	201	41,900
Chevron Corp.	1,200	181,356
Chord Energy Corp.	45	4,224
Civitas Resources, Inc.	199	5,845
CNX Resources Corp.(1)(2)	205	7,962
Comstock Resources, Inc.(1)(2)	93	2,498
ConocoPhillips	1,026	90,996
Core Natural Resources, Inc.	66	5,280
Coterra Energy, Inc.	835	22,411
Crescent Energy Co., Class A	233	2,197
CVR Energy, Inc.(1)	40	1,381
Delek U.S. Holdings, Inc.	80	3,094
Devon Energy Corp.	645	23,904
DHT Holdings, Inc.	170	2,215
Diamondback Energy, Inc.	190	28,992
Dorian LPG Ltd.	50	1,239
DT Midstream, Inc.	95	11,539
EOG Resources, Inc.	476	51,337
EQT Corp.	592	36,029
Evolution Petroleum Corp.	42	165
Excelerate Energy, Inc., Class A	25	702
Expand Energy Corp.	260	31,702
Exxon Mobil Corp.	2,885	334,429
Golar LNG Ltd.	121	4,471
Gran Tierra Energy, Inc.(1)(2)	47	213
Granite Ridge Resources, Inc.	86	443
Green Plains, Inc.(1)	65	671
Gulfport Energy Corp.(1)	17	3,782
Hess Midstream LP, Class A	45	1,516
HF Sinclair Corp.	195	10,317
HighPeak Energy, Inc.	25	168
International Seaways, Inc.	60	3,178
Kimbell Royalty Partners LP	88	1,096
Kinder Morgan, Inc.	1,250	34,150
Kinetik Holdings, Inc.	36	1,248
Kosmos Energy Ltd.(1)(2)	604	676
Magnolia Oil & Gas Corp., Class A	185	4,281
Marathon Petroleum Corp.	283	54,826
Matador Resources Co.	125	5,300
Murphy Oil Corp.	160	5,131
NextDecade Corp.(1)(2)	175	1,069
Nordic American Tankers Ltd.(2)	260	946
Northern Oil & Gas, Inc.	110	2,463
Occidental Petroleum Corp.	582	24,444
ONEOK, Inc.	412	30,002
Ovintiv, Inc.	255	10,445

Par Pacific Holdings, Inc.(1)	65	2,967
PBF Energy, Inc., Class A	120	4,138
Peabody Energy Corp.	172	4,685
Permian Resources Corp.	792	11,476
Phillips 66	323	44,238
Plains GP Holdings LP, Class A(1)	257	4,765
Range Resources Corp.	310	12,242
REX American Resources Corp.(1)	40	1,320
Riley Exploration Permian, Inc.	13	356
Sable Offshore Corp.(1)	53	232
SandRidge Energy, Inc.	45	636
Scorpio Tankers, Inc.	65	3,726
SFL Corp. Ltd.(2)	153	1,259
SM Energy Co.	145	2,762
Talos Energy, Inc.(1)	95	1,089
Targa Resources Corp.	210	36,815
Teekay Corp. Ltd.	145	1,408
Teekay Tankers Ltd., Class A	32	1,845
Texas Pacific Land Corp.	18	15,557
Uranium Energy Corp.(1)	450	5,521
VAALCO Energy, Inc.(2)	132	473
Valero Energy Corp.	282	49,846
Viper Energy, Inc., Class A	147	5,370
Vital Energy, Inc.(1)	33	592
Vitesse Energy, Inc.	31	656
Williams Cos., Inc.	1,178	71,776
World Kinect Corp.	55	1,275
		1,417,190
Pharmaceuticals — 10.7%
Axsome Therapeutics, Inc.(1)	15	2,273
Bristol-Myers Squibb Co.	865	42,558
Corcept Therapeutics, Inc.(1)	46	3,652
Crinetics Pharmaceuticals, Inc.(1)	69	3,144
Elanco Animal Health, Inc.(1)(2)	383	8,912
Eli Lilly & Co.	279	300,056
Jazz Pharmaceuticals PLC(1)	35	6,179
Johnson & Johnson	706	146,086
Merck & Co., Inc.	841	88,162
Organon & Co.	130	1,002
Perrigo Co. PLC	62	828
Pfizer, Inc.	2,522	64,916
Prestige Consumer Healthcare, Inc.(1)	36	2,144
Royalty Pharma PLC, Class A	165	6,603
Viatris, Inc.	690	7,376
Zoetis, Inc.	191	24,482
		708,373
Specialized REITs — 0.4%
PotlatchDeltic Corp.	145	5,835
Rayonier, Inc.	187	4,153
Weyerhaeuser Co.	872	19,367
		29,355
Technology Hardware, Storage and Peripherals — 0.1%
Quantum Computing, Inc.(1)(2)	356	4,165
Tobacco — 2.9%
Altria Group, Inc.	762	44,965

Philip Morris International, Inc.	893	140,630
Turning Point Brands, Inc.	26	2,604
Universal Corp.	30	1,583
		189,782
Trading Companies and Distributors — 0.0%
NPK International, Inc.(1)	155	1,908
TOTAL COMMON STOCKS (Cost $6,244,653)		6,597,582
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1) (Cost $13)	28	13
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,193	19,193
State Street Navigator Securities Lending Government Money Market Portfolio(3)	19,339	19,339
TOTAL SHORT-TERM INVESTMENTS (Cost $38,532)		38,532
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,283,198)		6,636,127
OTHER ASSETS AND LIABILITIES — (0.1)%		(6,392)
TOTAL NET ASSETS — 100.0%		$6,629,735

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $47,150. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $47,763, which includes securities collateral of $28,424.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.